Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Weighted average ordinary shares - diluted (in Shares)	5,209,190	31,153,000	7,645,901	28,915,492		30,043,441
Diluted net income (loss) per share, ordinary shares	$ (0.12)	$ 0.00	$ 0.06	$ (0.01)		$ 0.02
Class B Ordinary Shares
Weighted average ordinary shares - diluted (in Shares)	10,000,000	10,000,000	10,000,000	9,906,630	8,700,000	10,000,000
Diluted net income (loss) per share, ordinary shares	$ (0.12)	$ 0.00	$ 0.06	$ (0.01)	$ (0.01)	$ 0.02